FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126



                                                     May 4, 1998




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re:  First Investors Insured Tax Exempt Fund, Inc.
                           File Nos. 2-57473 and 811-2923

Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Insured Tax Exempt Fund, Inc. (the "Fund") hereby certifies:

         (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 31 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   31  was   filed
electronically with the Commission.

                                      Very truly yours,

                                      FIRST INVESTORS INSURED TAX
                                      EXEMPT FUND, INC.


                                      By:/s/C. Durso
                                         ------------------------------
                                              C. Durso, Vice President